Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000024639
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	1.20%	2.20%	4.54%
C000024641
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Average Annual Return, Percent	4.16%	2.29%	4.33%
C000177177
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000177176
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Without Sales Load [Member] | C000024639
Average Annual Return [Line Items]
Average Annual Return, Percent	6.00%	3.15%	5.01%
Without Sales Load [Member] | C000024641
Average Annual Return [Line Items]
Average Annual Return, Percent	5.16%	2.29%	4.33%
Without Sales Load [Member] | C000177177
Average Annual Return [Line Items]
Average Annual Return, Percent	6.27%	3.38%	5.24%
Without Sales Load [Member] | C000177176
Average Annual Return [Line Items]
Average Annual Return, Percent	6.13%	3.39%	5.24%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.35%	0.31%	1.70%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.35%	0.31%	1.70%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.35%	0.31%	1.70%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.35%	0.31%	1.70%
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	7.01%	4.22%	6.12%
FEDERATED INDEX: Lipper High Yield Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Funds Average
Average Annual Return, Percent	6.70%	3.79%	5.35%
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	7.01%	4.22%	6.12%
FEDERATED INDEX: Lipper High Yield Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Funds Average
Average Annual Return, Percent	6.70%	3.79%	5.35%
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	7.01%	4.22%	6.12%
FEDERATED INDEX: Lipper High Yield Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Funds Average
Average Annual Return, Percent	6.70%	3.79%	5.35%
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	7.01%	4.22%	6.12%
FEDERATED INDEX: Lipper High Yield Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Funds Average
Average Annual Return, Percent	6.70%	3.79%	5.35%